RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.2 million, $0.2 million, and $0.1 million in the 2020 Successor Period, 2019 Successor Period and 2018 Successor Period, respectively, in the Consolidated Statement of Operations. The outstanding balance of rental income receivables from Mubbadrah was $0.2 million and $0.6 million at December 31, 2020 and 2019, respectively. The outstanding balances from the Mubbadrah group entities were a payable $0.3 million and a receivable of $0.5 million at December 31, 2020 and 2019, respectively. Mubbadrah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubbadrah, they own 14.68% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah and Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES amounts of $0.1 million, $0.1 million, and $0.5 million for the 2020 Successor Period, 2019 Successor Period, and 2018 Successor Period, respectively. As of December 31, 2020, and 2019, $0.6 million and $0.4 million remains receivable from HEMT.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubbadrah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. Charges totaling $1.0 million, $0.8 million, and $0 (zero) were recorded in the 2020 Successor Period, 2019 Successor Period and 2018 Successor Period, respectively, within the Consolidated Statement of Operations, for maintenance fees. As of December 31, 2020, and 2019, $0.3 million and $0.4 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

The Company purchased $1.1 million and $6.8 million during the 2020 Successor Period and 2019 Successor Period, respectively, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of December 31, 2020, and December 31, 2019, the Company had total liabilities of $3.7 million and $6.8 million, respectively, on its Consolidated Balance Sheets related to these purchases.

Basin Holdings US LLC (“Basin”)

The Company purchased $2.1 million and $2.0 million during the 2020 Successor Period and the 2019 Successor Period, respectively, of products and rentals from Basin. One of the Company’s directors, Antonio J. Campo Mejia, also serves as a director of Basin. As of December 31, 2020, and December 31, 2019, the Company had total liabilities of $0 (zero) million and $0.1 million, respectively, on its Consolidated Balance Sheets related to these purchases.